SCHEDULE OF CONSOLIDATES THE POSITION OF OPTIONS GRANTED RELATED TO STRATEGIC CONSULTANTS (Details) - shares										3 Months Ended								6 Months Ended	9 Months Ended			12 Months Ended
	Oct. 01, 2025	Sep. 04, 2025	Jul. 24, 2025	May 26, 2025	Dec. 23, 2024	Jul. 03, 2024	Apr. 15, 2024	Dec. 15, 2023	Apr. 28, 2023	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Outstanding beginning balance												770,884				542,334			770,884			542,334	258,516
Number of stock options, Granted	90,313									508,469	2,150,380	602,487	158,235	4,262,633	4,950,545	253,108	70,925	4,592,428	775,060	3,913,694	6,518,044	364,099	370,365
Number of stock options, Exercised	(105,000)																		(250,000)			(51,235)	(86,547)
Number of stock options, Cancelled	(90,313)																					(84,314)
Number of stock options, Outstanding ending balance										1,284,634			770,884				542,334		1,284,634			770,884	542,334
Consultant A [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			64,815
Stock options, Exercised																			(55,556)
Number of stock options, Outstanding beginning balance												9,259							9,259
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										9,259			9,259						9,259			9,259
Percentage of the total																			2.50%
Consultant B [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			64,814
Stock options, Exercised																			(9,259)
Number of stock options, Outstanding beginning balance												55,555							55,555
Number of stock options, Granted		125,000	250,000																375,000
Number of stock options, Exercised																			(250,000)
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										180,555			55,555						180,555			55,555
Percentage of the total																			47.80%
Consultant C [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			55,555
Stock options, Exercised																			(44,444)
Number of stock options, Outstanding beginning balance												11,111							11,111
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										11,111			11,111						11,111			11,111
Percentage of the total																			2.90%
Consultant D [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			44,444
Stock options, Exercised
Number of stock options, Outstanding beginning balance												44,444							44,444
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										44,444			44,444						44,444			44,444
Percentage of the total																			11.80%
Consultant E [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			23,889
Stock options, Exercised
Number of stock options, Outstanding beginning balance												23,889							23,889
Number of stock options, Granted				16,667															16,667
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										40,556			23,889						40,556			23,889
Percentage of the total																			10.70%
Consultant F [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			3,704
Stock options, Exercised
Number of stock options, Outstanding beginning balance												3,704							3,704
Number of stock options, Granted				16,667															16,667
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										20,371			3,704						20,371			3,704
Percentage of the total																			5.40%
Consultant G [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			14,815
Stock options, Exercised																			(14,815)
Number of stock options, Outstanding beginning balance
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance
Percentage of the total																			0.00%
Consultant H [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			14,815
Stock options, Exercised
Number of stock options, Outstanding beginning balance												14,815							14,815
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										14,815			14,815						14,815			14,815
Percentage of the total																			3.90%
Consultant I [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			12,963
Stock options, Exercised
Number of stock options, Outstanding beginning balance												12,963							12,963
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										12,963			12,963						12,963			12,963
Percentage of the total																			3.40%
Consultant J [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			12,963
Stock options, Exercised																			(10,556)
Number of stock options, Outstanding beginning balance												2,407							2,407
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										2,407			2,407						2,407			2,407
Percentage of the total																			0.60%
Consultant K [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			9,259
Stock options, Exercised																			(9,259)
Number of stock options, Outstanding beginning balance
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance
Percentage of the total																			0.00%
Consultant L [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			7,407
Stock options, Exercised
Number of stock options, Outstanding beginning balance												7,407							7,407
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										7,407			7,407						7,407			7,407
Percentage of the total																			2.00%
Consultant M [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			6,481
Stock options, Exercised
Number of stock options, Outstanding beginning balance												6,481							6,481
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										6,481			6,481						6,481			6,481
Percentage of the total																			1.70%
Consultant N [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			6,481
Stock options, Exercised
Number of stock options, Outstanding beginning balance												6,481							6,481
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										6,481			6,481						6,481			6,481
Percentage of the total																			1.70%
Consultant O [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			4,457
Stock options, Exercised
Number of stock options, Outstanding beginning balance												4,457							4,457
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										4,457			4,457						4,457			4,457
Percentage of the total																			1.20%
Consultant P [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			3,704
Stock options, Exercised
Number of stock options, Outstanding beginning balance												3,704							3,704
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										3,704			3,704						3,704			3,704
Percentage of the total																			1.00%
Consultant Q [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			3,704
Stock options, Exercised
Number of stock options, Outstanding beginning balance												3,704							3,704
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled
Number of stock options, Outstanding ending balance										3,704			3,704						3,704			3,704
Percentage of the total																			1.00%
Other Consultant [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			10,577
Stock options, Exercised																			(1,235)
Number of stock options, Outstanding beginning balance												9,342							9,342
Number of stock options, Granted
Number of stock options, Exercised
Number of stock options, Cancelled																			(617)
Number of stock options, Outstanding ending balance										8,725			9,342						8,725			9,342
Percentage of the total																			2.30%
Strategic Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount																			364,847
Stock options, Exercised																			(145,124)
Number of stock options, Outstanding beginning balance												219,723							219,723
Number of stock options, Granted					59,259	74,073	7,427	18,716	3,704										408,334
Number of stock options, Exercised																			(250,000)
Number of stock options, Cancelled																			(617)
Number of stock options, Outstanding ending balance										377,440			219,723						377,440			219,723
Percentage of the total																			100.00%